Financial instruments (Details 4) $ in Millions	6 Months Ended
Jun. 30, 2020 USD ($)
Novartis Capital Corporation, New York, United States, 1.75%, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	1.75%
Borrowings, original currency	USD
Notional amount	$ 1,000
Borrowings, maturity year	2025
Borrowings, issuer	Novartis Capital Corporation, New York, United States
Borrowings, issue price	99.852%
Straight bonds	$ 996
Novartis Capital Corporation, New York, United States, 2.00%, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	2.00%
Borrowings, original currency	USD
Notional amount	$ 1,250
Borrowings, maturity year	2027
Borrowings, issuer	Novartis Capital Corporation, New York, United States
Borrowings, issue price	99.909%
Straight bonds	$ 1,245
Novartis Capital Corporation, New York, United States, 2.20%, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	2.20%
Borrowings, original currency	USD
Notional amount	$ 1,500
Borrowings, maturity year	2030
Borrowings, issuer	Novartis Capital Corporation, New York, United States
Borrowings, issue price	99.869%
Straight bonds	$ 1,492
Novartis Capital Corporation, New York, United States, 2.75%, 2050 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	2.75%
Borrowings, original currency	USD
Notional amount	$ 1,250
Borrowings, maturity year	2050
Borrowings, issuer	Novartis Capital Corporation, New York, United States
Borrowings, issue price	97.712%
Straight bonds	$ 1,213